Schedule of income taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (4,181,177)	$ (5,516,224)	$ (3,074,041)	$ (1,893,275)
SINGAPORE
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(4,119,554)	(5,434,925)	(2,959,534)	(1,764,537)
MALAYSIA
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (61,623)	$ (81,299)	$ (114,507)	$ (128,738)